Prepaid Forward Gold Contract Liability (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Prepaid Forward Gold Contract Liability (Details) [Line Items]
Common shares		8,000
Amounts payable		4 days
Interest rate		10.00%	10.00%
PDK [Member]
Prepaid Forward Gold Contract Liability (Details) [Line Items]
Original purchase agreement	Under the terms of the Purchase Agreement, as amended, PDK agreed to purchase a total of 47,045 ounces of gold from the Company.
Per month ounce rate	$ 500
Debt received net amount	$ 13,600,000
Prepaid forward gold contract liability, description		a cumulative of 11,542 and 655 ounces, respectively, were scheduled to be delivered to PDK under the terms of the Purchase Agreement. The ounces due but unpaid to PDK at December 31, 2021 have been reflected in Due to PDK in lieu of gold deliveries on the balance sheet based on the Company’s option to pay cash in lieu of delivery at $500 per ounce. The forward gold contract balance and the related contract expense for the year ended December 31, 2021	The ounces due but unpaid to PDK at December 31, 2021 have been reflected in Due to PDK in lieu of gold deliveries on the balance sheet based on the Company’s option to pay cash in lieu of delivery at $500 per ounce. The forward gold contract balance and the related contract expense for the year ended December 31, 2021
Purchase agreement, description		the Purchase Agreement contains a royalty provision whereby royalties of 4% are due to PDK on gold and silver recovered from mining operations at the Kiewit site and sold by the Company to a third party. Under the Purchase Agreement, the Company also pays a 5% withholding tax to the state of Utah on the PDK royalty payments. Royalties are payable within 30 days following the end of each fiscal quarter.
Interest rate		2.20%